Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of changes in equity [abstract]
Other comprehensive (loss) income tax (expense) recovery	CAD 673	CAD (1,424)	CAD (1,425)